Leasing arrangements - leasee - summary of carrying amount of right-of-use assets and the depreciation expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 898,992	$ 835,805		$ 29,255
Depreciation expenses	228,821	279,080	$ 76,526
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	630,969	616,458
Depreciation expenses	21,904	20,486	20,938
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	8,214	10,946
Depreciation expenses	10,861	9,870	7,819
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	257,196	204,484
Depreciation expenses	194,059	247,090	46,225
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	2,613	3,917
Depreciation expenses	$ 1,997	$ 1,634	$ 1,544